UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-446-3863

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Investor Shares - GQGPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$60	1.18%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,970,030,505	83	$98,476,360	51%

What did the Fund invest in?

Country WeightingsFootnote Reference*

India 35.1%
Brazil 14.2%
China 12.6%
Taiwan 7.9%
United States 7.7%
Indonesia 4.9%
United Arab Emirates 3.2%
France 3.1%
Saudi Arabia 3.0%
Singapore 2.2%
United Kingdom 1.4%
Netherlands 0.8%
Other Countries 0.9%

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	6.2%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.4%
Taiwan Semiconductor Manufacturing ADR	3.4%
TotalEnergies	3.1%
Adani Enterprises	2.7%
Tencent Holdings	2.7%
Adani Green Energy	2.5%
MercadoLibre	2.5%
Bank Mandiri Persero	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-3

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Institutional Shares - GQGIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$50	0.97%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,970,030,505	83	$98,476,360	51%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	6.2%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.4%
Taiwan Semiconductor Manufacturing ADR	3.4%
TotalEnergies	3.1%
Adani Enterprises	2.7%
Tencent Holdings	2.7%
Adani Green Energy	2.5%
MercadoLibre	2.5%
Bank Mandiri Persero	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-1

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

R6 Shares - GQGRX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$50	0.97%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,970,030,505	83	$98,476,360	51%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.9%
Netherlands	0.8%
United Kingdom	1.4%
Singapore	2.2%
Saudi Arabia	3.0%
France	3.1%
United Arab Emirates	3.2%
Indonesia	4.9%
United States	7.7%
Taiwan	7.9%
China	12.6%
Brazil	14.2%
India	35.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ITC	6.2%
Taiwan Semiconductor Manufacturing	4.5%
Petroleo Brasileiro ADR	3.4%
Taiwan Semiconductor Manufacturing ADR	3.4%
TotalEnergies	3.1%
Adani Enterprises	2.7%
Tencent Holdings	2.7%
Adani Green Energy	2.5%
MercadoLibre	2.5%
Bank Mandiri Persero	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-2

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Investor Shares - GQRPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$46	0.89%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,552,665,816	48	$9,828,144	84%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 68.5%
India 6.7%
Denmark 6.0%
United Kingdom 3.1%
France 2.8%
Brazil 2.6%
Australia 2.1%
Canada 1.8%
Germany 1.2%
Taiwan 1.1%
United Arab Emirates 1.1%
Switzerland 0.8%
Other Countries 0.0%

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.0%
Meta Platforms, Cl A	7.5%
Novo Nordisk, Cl B	5.7%
Philip Morris International	4.9%
UnitedHealth Group	3.7%
Coca-Cola	3.6%
TotalEnergies	2.8%
Microsoft	2.8%
Walmart	2.7%
AT&T	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/global-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-7

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Institutional Shares - GQRIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$35	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,552,665,816	48	$9,828,144	84%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.0%
Meta Platforms, Cl A	7.5%
Novo Nordisk, Cl B	5.7%
Philip Morris International	4.9%
UnitedHealth Group	3.7%
Coca-Cola	3.6%
TotalEnergies	2.8%
Microsoft	2.8%
Walmart	2.7%
AT&T	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/global-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-6

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

R6 Shares - GQRRX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$35	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,552,665,816	48	$9,828,144	84%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Switzerland	0.8%
United Arab Emirates	1.1%
Taiwan	1.1%
Germany	1.2%
Canada	1.8%
Australia	2.1%
Brazil	2.6%
France	2.8%
United Kingdom	3.1%
Denmark	6.0%
India	6.7%
United States	68.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.0%
Meta Platforms, Cl A	7.5%
Novo Nordisk, Cl B	5.7%
Philip Morris International	4.9%
UnitedHealth Group	3.7%
Coca-Cola	3.6%
TotalEnergies	2.8%
Microsoft	2.8%
Walmart	2.7%
AT&T	2.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/global-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-8

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Investor Shares - GQEPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$35	0.69%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,288,653,066	32	$6,234,122	120%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Health Care
22.5%
Consumer Staples
17.6%
Communication Services
16.8%
Information Technology
11.8%
Utilities
10.8%
Financials
9.6%
Consumer Discretionary
2.5%
Energy
2.0%

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.4%
Meta Platforms, Cl A	7.2%
Philip Morris International	5.5%
Microsoft	4.8%
Novo Nordisk ADR	4.1%
UnitedHealth Group	4.0%
Coca-Cola	4.0%
AT&T	3.7%
Walmart	3.3%
AppLovin, Cl A	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-13

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Institutional Shares - GQEIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$25	0.49%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,288,653,066	32	$6,234,122	120%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.4%
Meta Platforms, Cl A	7.2%
Philip Morris International	5.5%
Microsoft	4.8%
Novo Nordisk ADR	4.1%
UnitedHealth Group	4.0%
Coca-Cola	4.0%
AT&T	3.7%
Walmart	3.3%
AppLovin, Cl A	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-14

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

R6 Shares - GQERX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$25	0.49%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,288,653,066	32	$6,234,122	120%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.0%
Consumer Discretionary	2.5%
Financials	9.6%
Utilities	10.8%
Information Technology	11.8%
Communication Services	16.8%
Consumer Staples	17.6%
Health Care	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Eli Lilly	8.4%
Meta Platforms, Cl A	7.2%
Philip Morris International	5.5%
Microsoft	4.8%
Novo Nordisk ADR	4.1%
UnitedHealth Group	4.0%
Coca-Cola	4.0%
AT&T	3.7%
Walmart	3.3%
AppLovin, Cl A	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-15

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Dividend Income Fund

Investor Shares - GQFPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Dividend Income Fund, Investor Shares	$42	0.82%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$135,203,825	50	$333,089	55%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States
34.2%
United Kingdom
11.8%
India
9.7%
Brazil
6.9%
France
5.0%
Canada
5.0%
Italy
4.5%
Taiwan
4.1%
Denmark
4.0%
China
3.2%
Australia
3.0%
Switzerland
2.4%
Other Countries
4.7%

Value	Value
Other Countries	4.7%
Switzerland	2.4%
Australia	3.0%
China	3.2%
Denmark	4.0%
Taiwan	4.1%
Italy	4.5%
Canada	5.0%
France	5.0%
Brazil	6.9%
India	9.7%
United Kingdom	11.8%
United States	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	5.5%
AstraZeneca ADR	5.1%
AT&T	4.5%
Petroleo Brasileiro ADR	4.4%
TotalEnergies	4.3%
Taiwan Semiconductor Manufacturing	4.1%
Novo Nordisk ADR	4.0%
Adani Ports & Special Economic Zone	3.7%
Enbridge	3.1%
Glencore PLC	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-5

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Dividend Income Fund

Institutional Shares - GQFIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Dividend Income Fund, Institutional Shares	$35	0.68%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$135,203,825	50	$333,089	55%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	4.7%
Switzerland	2.4%
Australia	3.0%
China	3.2%
Denmark	4.0%
Taiwan	4.1%
Italy	4.5%
Canada	5.0%
France	5.0%
Brazil	6.9%
India	9.7%
United Kingdom	11.8%
United States	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	5.5%
AstraZeneca ADR	5.1%
AT&T	4.5%
Petroleo Brasileiro ADR	4.4%
TotalEnergies	4.3%
Taiwan Semiconductor Manufacturing	4.1%
Novo Nordisk ADR	4.0%
Adani Ports & Special Economic Zone	3.7%
Enbridge	3.1%
Glencore PLC	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/global-quality-dividend-income-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-4

The Advisors' Inner Circle Fund III

GQG Partners International Quality Dividend Income Fund

Investor Shares - GQJPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Dividend Income Fund, Investor Shares	$42	0.81%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$366,163,793	49	$594,972	41%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom
15.6%
India
12.9%
United States
12.3%
Brazil
7.2%
Taiwan
6.7%
Germany
5.6%
Italy
5.0%
China
4.7%
Canada
4.2%
Denmark
4.1%
Spain
4.1%
France
3.4%
Other Countries
7.2%

Value	Value
Other Countries	7.2%
France	3.4%
Spain	4.1%
Denmark	4.1%
Canada	4.2%
China	4.7%
Italy	5.0%
Germany	5.6%
Taiwan	6.7%
Brazil	7.2%
United States	12.3%
India	12.9%
United Kingdom	15.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.0%
Taiwan Semiconductor Manufacturing ADR	5.6%
NTPC	4.2%
Adani Ports & Special Economic Zone	4.1%
Novo Nordisk, Cl B	4.1%
British American Tobacco	3.9%
Nestle	3.7%
Deutsche Telekom	3.1%
Enbridge	3.0%
AstraZeneca	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-9

The Advisors' Inner Circle Fund III

GQG Partners International Quality Dividend Income Fund

Institutional Shares - GQJIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Dividend Income Fund, Institutional Shares	$36	0.68%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$366,163,793	49	$594,972	41%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	7.2%
France	3.4%
Spain	4.1%
Denmark	4.1%
Canada	4.2%
China	4.7%
Italy	5.0%
Germany	5.6%
Taiwan	6.7%
Brazil	7.2%
United States	12.3%
India	12.9%
United Kingdom	15.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.0%
Taiwan Semiconductor Manufacturing ADR	5.6%
NTPC	4.2%
Adani Ports & Special Economic Zone	4.1%
Novo Nordisk, Cl B	4.1%
British American Tobacco	3.9%
Nestle	3.7%
Deutsche Telekom	3.1%
Enbridge	3.0%
AstraZeneca	2.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-dividend-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-10

The Advisors' Inner Circle Fund III

GQG Partners US Quality Dividend Income Fund

Investor Shares - GQHPX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Dividend Income Fund, Investor Shares	$31	0.60%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$184,581,444	31	$321,483	65%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Staples 20.1%
Health Care 19.9%
Utilities 16.5%
Communication Services 16.2%
Energy 13.6%
Financials 7.0%
Materials 2.1%
Information Technology 1.6%
Industrials 0.9%

Value	Value
Industrials	0.9%
Information Technology	1.6%
Materials	2.1%
Financials	7.0%
Energy	13.6%
Communication Services	16.2%
Utilities	16.5%
Health Care	19.9%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.2%
AT&T	6.0%
Eli Lilly	4.7%
Meta Platforms, Cl A	4.3%
Procter & Gamble	4.2%
Coca-Cola	4.2%
American Electric Power	4.2%
Duke Energy	4.0%
Verizon Communications	3.9%
ONEOK	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-12

The Advisors' Inner Circle Fund III

GQG Partners US Quality Dividend Income Fund

Institutional Shares - GQHIX

Semi-Annual Shareholder Report - September 30, 2024

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Dividend Income Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Dividend Income Fund, Institutional Shares	$25	0.49%

Key Fund Statistics as of September 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$184,581,444	31	$321,483	65%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Industrials	0.9%
Information Technology	1.6%
Materials	2.1%
Financials	7.0%
Energy	13.6%
Communication Services	16.2%
Utilities	16.5%
Health Care	19.9%
Consumer Staples	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	6.2%
AT&T	6.0%
Eli Lilly	4.7%
Meta Platforms, Cl A	4.3%
Procter & Gamble	4.2%
Coca-Cola	4.2%
American Electric Power	4.2%
Duke Energy	4.0%
Verizon Communications	3.9%
ONEOK	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-dividend-income-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQG-SA-TSR-2024-11

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Dividend Income Fund

GQG Partners International Quality Dividend Income Fund

GQG Partners US Quality Dividend Income Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Investment Adviser:

GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	36
Notes to Financial Statements	51

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — 92.8%
	Shares	Value
ARGENTINA — 0.0%
YPF ADR *	69,225	$1,468,262

BRAZIL — 10.0%
Ambev ADR	28,576,620	69,726,953
Banco BTG Pactual	56,299,148	346,119,115
Banco do Brasil	36,929,270	184,992,193
Centrais Eletricas Brasileiras	29,926,549	215,967,053
Cia Paranaense de Energia - Copel	24,712,700	41,567,507
MercadoLibre *	280,629	575,839,483
Petroleo Brasileiro ADR	54,392,036	783,789,239
Vale	6,174,370	72,188,133
		2,290,189,676

CHINA — 12.6%
Agricultural Bank of China, Cl H	40,537,000	19,100,794
Aluminum Corp of China, Cl A	43,013,471	54,563,061
Beijing-Shanghai High Speed Railway, Cl A	17,200,300	14,807,345
China Construction Bank, Cl H	617,767,000	467,649,818
China Shenhua Energy, Cl H	93,850,802	423,491,550
Industrial & Commercial Bank of China, Cl H	466,465,000	278,647,905
PetroChina, Cl H	547,678,202	447,026,688
PICC Property & Casualty, Cl H	29,276,000	43,419,314
Tencent Holdings	10,802,600	618,324,552
Trip.com Group ADR *	4,633,226	275,352,621
Zijin Mining Group, Cl A	88,949,798	229,978,098
Zijin Mining Group, Cl H	9,986,000	22,703,928
		2,895,065,674

COLOMBIA — 0.2%
Ecopetrol ADR	5,651,082	50,464,162

FRANCE — 3.1%
TotalEnergies	10,946,848	714,705,707

GREECE — 0.1%
National Bank of Greece	2,965,483	25,404,620

INDIA — 35.1%
Adani Energy Solutions *	22,675,890	273,202,516
Adani Enterprises	16,579,117	620,391,987

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Adani Green Energy *	25,656,394	$582,526,166
Adani Ports & Special Economic Zone	31,483,684	544,081,039
Adani Power *	67,902,396	531,664,589
Ambuja Cements	50,415,492	380,547,062
Bharti Airtel	18,254,870	372,400,328
Coal India	17,841,152	108,610,118
GMR Airports Infrastructure *	171,513,462	192,509,733
HDFC Bank ADR	810,442	50,701,252
ICICI Bank	28,587,198	434,259,669
IDFC First Bank *	166,149,628	147,410,985
ITC	228,853,651	1,415,020,889
JSW Energy	22,842,851	199,817,448
JSW Steel	17,377,174	213,592,972
Macrotech Developers	11,799,519	173,807,983
Max Healthcare Institute	4,227,661	49,729,769
NTPC	58,543,394	309,618,678
Patanjali Foods	13,410,886	269,405,958
State Bank of India	50,498,195	474,784,420
Sun Pharmaceutical Industries	21,306,395	489,861,801
Trent	1,618,605	146,302,906
Vodafone Idea *	725,834,631	89,731,917
		8,069,980,185

INDONESIA — 4.9%
Bank Central Asia	810,081,730	552,450,057
Bank Mandiri Persero	1,237,597,574	566,074,188
		1,118,524,245

KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	1,117,241	118,416,374
Solidcore Resources PLC * (A)	939,651	101
		118,416,475

MEXICO — 0.1%
America Movil	22,878,600	18,872,919

NETHERLANDS — 0.8%
ASML Holding	199,240	165,792,442
ASML Holding, Cl G	10,965	9,136,586
		174,929,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 0.0%
Gazprom PJSC * (A)	30,141,513	$3,237
GMK Norilskiy Nickel PAO (A)	1,555,600	167
LUKOIL PJSC (A)	2,087,971	224
Polyus PJSC * (A)	426,420	46
Rosneft Oil PJSC (A)	23,574,787	2,531
Severstal PAO (A)	772,406	83
		6,288

SAUDI ARABIA — 3.0%
Al Rajhi Bank	7,316,090	170,059,991
Bupa Arabia for Cooperative Insurance	1,916,424	105,849,297
Co for Cooperative Insurance	1,264,477	49,751,241
Saudi Arabian Oil	51,102,021	369,159,452
		694,819,981

SINGAPORE — 2.2%
DBS Group Holdings	6,241,923	185,261,443
Oversea-Chinese Banking	6,266,958	73,815,184
Singapore Telecommunications	98,282,932	248,390,561
		507,467,188

TAIWAN — 7.9%
Taiwan Semiconductor Manufacturing	34,458,282	1,042,029,162
Taiwan Semiconductor Manufacturing ADR	4,456,479	773,956,708
		1,815,985,870

UNITED ARAB EMIRATES — 3.2%
Adnoc Gas PLC	144,565,633	125,161,643
ADNOC Logistics & Services	8,654,612	12,606,092
Aldar Properties PJSC	40,458,330	82,833,281
International Holding PJSC *	4,661,077	516,487,432
		737,088,448

UNITED KINGDOM — 1.4%
Unilever ADR	3,319,721	215,649,076
Vale ADR, Cl B	8,633,360	100,837,645
		316,486,721

UNITED STATES — 7.7%
Communication Services — 1.6%
Meta Platforms, Cl A	644,586	368,986,810

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples — 3.8%
Coca-Cola	4,795,269	$344,588,030
Colgate-Palmolive	5,021,109	521,241,325
		865,829,355
Energy — 1.8%
Exxon Mobil	3,510,735	411,528,357

Information Technology — 0.5%
NVIDIA	978,516	118,830,983

TOTAL UNITED STATES		1,765,175,505
Total Common Stock
(Cost $16,832,083,427)		21,315,050,954

PREFERRED STOCK — 4.2%

BRAZIL — 4.2%
Itau Unibanco Holding (B)	69,749,156	464,797,986
Petroleo Brasileiro (B)	74,712,409	494,991,317
Total Preferred Stock
(Cost $801,332,895)		959,789,303

Total Investments— 97.0%
(Cost $17,633,416,322)		$22,274,840,257

Percentages are based on Net Assets of $22,970,030,505.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
JSC — Joint Stock Company PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$1,468,262	$—	$—	$1,468,262
Brazil	2,290,189,676	—	—	2,290,189,676
China	2,895,065,674	—	—	2,895,065,674
Colombia	50,464,162	—	—	50,464,162
France	714,705,707	—	—	714,705,707
Greece	25,404,620	—	—	25,404,620
India	8,069,980,185	—	—	8,069,980,185
Indonesia	1,118,524,245	—	—	1,118,524,245
Kazakhstan	118,416,374	—	101	118,416,475
Mexico	18,872,919	—	—	18,872,919
Netherlands	174,929,028	—	—	174,929,028
Russia	—	—	6,288	6,288
Saudi Arabia	694,819,981	—	—	694,819,981
Singapore	507,467,188	—	—	507,467,188
Taiwan	1,815,985,870	—	—	1,815,985,870
United Arab Emirates	737,088,448	—	—	737,088,448
United Kingdom	316,486,721	—	—	316,486,721
United States	1,765,175,505	—	—	1,765,175,505
Total Common Stock	21,315,044,565	—	6,389	21,315,050,954
Preferred Stock
Brazil	959,789,303	—	—	959,789,303
Total Investments in Securities	$22,274,833,868	$—	$6,389	$22,274,840,257

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.1%
	Shares	Value
AUSTRALIA — 2.1%
Glencore PLC	12,941,891	$74,246,791

BRAZIL — 0.9%
Petroleo Brasileiro ADR	2,150,562	30,989,598

CANADA — 1.8%
Enbridge	1,580,464	64,273,801

DENMARK — 6.0%
Novo Nordisk, Cl B	1,721,815	202,818,181
Novo Nordisk ADR	82,857	9,865,783
		212,683,964

FRANCE — 2.8%
TotalEnergies	1,536,928	100,344,064

GERMANY — 1.2%
SAP	186,849	42,623,977

INDIA — 6.7%
Adani Enterprises	1,403,113	52,504,609
Adani Green Energy *	2,261,537	51,347,998
Adani Power *	8,073,213	63,211,930
ICICI Bank	254,272	3,862,571
ICICI Bank ADR	2,319,230	69,229,016
		240,156,124

RUSSIA — 0.0%
LUKOIL PJSC (A)	57,094	6

SWITZERLAND — 0.8%
Novartis	246,083	28,340,897

TAIWAN — 1.1%
Taiwan Semiconductor Manufacturing ADR	227,231	39,463,208

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED ARAB EMIRATES — 1.1%
International Holding PJSC *	351,773	$38,979,475

UNITED KINGDOM — 3.1%
AstraZeneca PLC	485,157	75,410,443
National Grid PLC	2,436,021	33,655,725
		109,066,168

UNITED STATES — 68.5%
Communication Services — 14.4%
AT&T	4,294,519	94,479,418
Meta Platforms, Cl A	463,740	265,463,325
Netflix *	121,051	85,857,843
Verizon Communications	1,444,957	64,893,019
		510,693,605
Consumer Discretionary — 2.7%
Amazon.com *	505,565	94,201,926

Consumer Staples — 12.1%
Coca-Cola	1,791,671	128,749,478
Nestle	306,876	30,907,694
Philip Morris International	1,435,212	174,234,737
Walmart	1,200,199	96,916,069
		430,807,978
Energy — 1.1%
Exxon Mobil	298,332	34,970,477
Schlumberger	104,164	4,369,680
		39,340,157
Financials — 7.0%
Allstate	185,997	35,274,331
Cboe Global Markets	127,454	26,111,501
CME Group, Cl A	145,759	32,161,723
Intercontinental Exchange	212,708	34,169,413
Progressive	132,285	33,568,642
Visa, Cl A	322,954	88,796,202
		250,081,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care — 14.9%
Cigna Group	240,809	$83,425,870
Eli Lilly	320,206	283,683,304
Intuitive Surgical *	56,915	27,960,632
UnitedHealth Group	227,772	133,173,733
		528,243,539

Information Technology — 8.3%
AppLovin, Cl A *	698,146	91,142,960
Broadcom	248,724	42,904,890
Microsoft	231,419	99,579,596
NVIDIA	514,143	62,437,526
		296,064,972
Utilities — 8.0%
American Electric Power	817,148	83,839,385
Duke Energy	224,155	25,845,071
NextEra Energy	996,298	84,217,070
Southern	994,399	89,674,902
		283,576,428

TOTAL UNITED STATES		2,433,010,417
Total Common Stock
(Cost $2,720,971,807)		3,414,178,490

PREFERRED STOCK — 1.7%

BRAZIL — 1.7%
Petroleo Brasileiro (B)
Cost (51,225,526)	8,879,233	58,827,487

Total Investments— 97.8%
(Cost $2,772,197,333)		$3,473,005,977

Percentages are based on Net Assets of $3,552,665,816.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC —Public Joint Stock Company PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Australia	$74,246,791	$—	$—	$74,246,791
Brazil	30,989,598	—	—	30,989,598
Canada	64,273,801	—	—	64,273,801
Denmark	212,683,964	—	—	212,683,964
France	100,344,064	—	—	100,344,064
Germany	42,623,977	—	—	42,623,977
India	240,156,124	—	—	240,156,124
Russia	—	—	6	6
Switzerland	28,340,897	—	—	28,340,897
Taiwan	39,463,208	—	—	39,463,208
United Arab Emirates	38,979,475	—	—	38,979,475
United Kingdom	109,066,168	—	—	109,066,168
United States	2,433,010,417	—	—	2,433,010,417
Total Common Stock	3,414,178,484	—	6	3,414,178,490
Preferred Stock
Brazil	58,827,487	—	—	58,827,487
Total Investments in Securities	$3,473,005,971	$—	$6	$3,473,005,977

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.6%
	Shares	Value
DENMARK — 4.1%
Novo Nordisk ADR	1,137,011	$135,383,899

UNITED STATES — 86.5%
Communication Services — 16.8%
AT&T	5,516,901	121,371,822
Meta Platforms, Cl A	412,577	236,175,578
Netflix *	139,380	98,858,053
Verizon Communications	2,113,384	94,912,075
		551,317,528
Consumer Discretionary — 2.5%
Amazon.com *	443,839	82,700,521

Consumer Staples — 14.6%
Coca-Cola	1,835,286	131,883,652
Philip Morris International	1,483,972	180,154,201
Procter & Gamble	351,943	60,956,527
Walmart	1,335,744	107,861,328
		480,855,708
Energy — 2.0%
Exxon Mobil	558,443	65,460,688

Financials — 9.6%
Allstate	253,219	48,022,983
Cboe Global Markets	175,519	35,958,578
CME Group, Cl A	165,656	36,551,996
Intercontinental Exchange	225,045	36,151,229
Progressive	263,217	66,793,946
Visa, Cl A	336,728	92,583,364
		316,062,096
Health Care — 18.4%
Cigna Group	273,578	94,778,363
Eli Lilly	311,934	276,354,808
Intuitive Surgical *	71,575	35,162,650
Johnson & Johnson	394,336	63,906,092
UnitedHealth Group	227,347	132,925,244
		603,127,157
Information Technology — 11.8%
AppLovin, Cl A *	823,835	107,551,659

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Broadcom	296,188	$51,092,430
Microsoft	366,053	157,512,606
NVIDIA	597,046	72,505,266
		388,661,961
Utilities — 10.8%
American Electric Power	810,494	83,156,685
CMS Energy	901,510	63,673,651
Duke Energy	561,155	64,701,172
NextEra Energy	875,693	74,022,329
Southern	774,384	69,833,949
		355,387,786

TOTAL UNITED STATES		2,843,573,445
UNITED KINGDOM — 3.0%
British American Tobacco ADR	2,688,541	98,346,830

Total Common Stock
(Cost $2,411,936,535)		3,077,304,174

Total Investments— 93.6%
(Cost $2,411,936,535)		$3,077,304,174

Percentages are based on Net Assets of $3,288,653,066.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of September 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
AUSTRALIA — 3.0%
Glencore PLC	716,389	$4,109,877

BRAZIL — 6.9%
Itau Unibanco Holding ADR	513,405	3,414,143
Petroleo Brasileiro ADR	409,100	5,895,131
		9,309,274

CANADA — 5.0%
Enbridge	101,552	4,129,884
Fortis	16,880	767,812
Manulife Financial, Cl Common Subs. Receipt	62,191	1,840,020
		6,737,716

CHINA — 3.2%
China Construction Bank, Cl H	1,970,000	1,491,291
China Shenhua Energy, Cl H	636,449	2,871,907
		4,363,198

DENMARK — 4.0%
Novo Nordisk ADR	45,328	5,397,205

FRANCE — 5.0%
Sanofi	8,639	992,113
TotalEnergies	88,494	5,777,660
		6,769,773

GERMANY — 1.2%
Allianz	4,964	1,634,316

INDIA — 9.7%
Adani Ports & Special Economic Zone	291,796	5,042,633
Coal India	68,440	416,636
ITC	478,495	2,958,574
NTPC	573,920	3,035,293
State Bank of India	170,133	1,599,592
		13,052,728

INDONESIA — 1.1%
Bank Mandiri Persero	3,275,800	1,498,343

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
ITALY — 4.5%
Enel	276,168	$2,211,452
Eni	58,165	888,165
Eni ADR	66,883	2,027,224
Intesa Sanpaolo	235,754	1,009,694
		6,136,535

RUSSIA — 0.0%
Gazprom PJSC * (A)	177,982	19
GMK Norilskiy Nickel PAO (A)	151,100	16
Polyus PJSC * (A)	1,565	—
Rosneft Oil PJSC (A)	134,799	15
		50

SPAIN — 2.4%
CaixaBank	165,326	989,720
Iberdrola	141,451	2,192,757
		3,182,477

SWITZERLAND — 2.4%
Novartis	18,835	2,169,190
Swiss Re	7,418	1,026,235
		3,195,425

TAIWAN — 4.1%
Taiwan Semiconductor Manufacturing	183,932	5,562,161

UNITED KINGDOM — 11.8%
AstraZeneca ADR	87,701	6,832,785
British American Tobacco ADR	101,495	3,712,687
HSBC Holdings	134,983	1,211,646
National Grid	96,227	1,329,459
Unilever ADR	44,955	2,920,277
		16,006,854

UNITED STATES — 34.2%
Communication Services — 7.0%
AT&T	278,240	6,121,280
Verizon Communications	74,417	3,342,067
		9,463,347
Consumer Staples — 12.1%
Coca-Cola	51,122	3,673,627

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Nestle	29,620	$2,983,244
Philip Morris International	60,794	7,380,391
Procter & Gamble	12,979	2,247,963
		16,285,225
Financials — 2.0%
CME Group, Cl A	12,461	2,749,520

Health Care — 3.5%
Johnson & Johnson	17,285	2,801,207
Merck	16,861	1,914,735
		4,715,942
Utilities — 9.6%
American Electric Power	34,128	3,501,533
CMS Energy	28,300	1,998,829
Duke Energy	29,228	3,369,988
NextEra Energy	32,816	2,773,937
Southern	15,301	1,379,844
		13,024,131

TOTAL UNITED STATES		46,238,165
Total Common Stock
(Cost $114,163,542)		133,194,097

Total Investments— 98.5%
(Cost $114,163,542)		$133,194,097

Percentages are based on Net Assets of $135,203,825.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Australia	$4,109,877	$—	$—	$4,109,877
Brazil	9,309,274	—	—	9,309,274
Canada	6,737,716	—	—	6,737,716
China	4,363,198	—	—	4,363,198
Denmark	5,397,205	—	—	5,397,205
France	6,769,773	—	—	6,769,773
Germany	1,634,316	—	—	1,634,316
India	13,052,728	—	—	13,052,728
Indonesia	1,498,343	—	—	1,498,343
Italy	6,136,535	—	—	6,136,535
Russia	—	—	50	50
Spain	3,182,477	—	—	3,182,477
Switzerland	3,195,425	—	—	3,195,425
Taiwan	5,562,161	—	—	5,562,161
United Kingdom	16,006,854	—	—	16,006,854
United States	46,238,165	—	—	46,238,165
Total Common Stock	133,194,047	—	50	133,194,097
Total Investments in Securities	$133,194,047	$—	$50	$133,194,097

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.7%
	Shares	Value
AUSTRALIA — 1.4%
Glencore PLC	867,156	$4,974,818

BRAZIL — 5.9%
Ambev ADR	1,610,846	3,930,464
Banco do Brasil	423,900	2,123,470
Itau Unibanco Holding ADR	1,116,525	7,424,891
Petroleo Brasileiro ADR	560,596	8,078,189
		21,557,014

CANADA — 4.2%
Enbridge	271,985	11,060,998
Fortis	97,917	4,453,903
		15,514,901

CHINA — 4.7%
China Construction Bank, Cl H	5,645,000	4,273,267
China Shenhua Energy, Cl H	1,185,816	5,350,866
Industrial & Commercial Bank of China, Cl H	8,285,000	4,949,134
PetroChina, Cl H	3,192,000	2,605,379
		17,178,646

DENMARK — 4.1%
Novo Nordisk, Cl B	127,633	15,034,305

FRANCE — 3.4%
Credit Agricole	280,947	4,303,473
TotalEnergies	123,119	8,038,282
		12,341,755

GERMANY — 5.6%
Allianz	16,866	5,552,856
Deutsche Telekom	391,220	11,522,394
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	5,949	3,281,836
		20,357,086

INDIA — 12.9%
Adani Ports & Special Economic Zone	874,438	15,111,482
Coal India	925,724	5,635,454
ITC	1,424,555	8,808,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
NTPC	2,888,203	$15,274,851
Power Grid Corp of India	612,702	2,579,817
		47,409,744

INDONESIA — 1.5%
Bank Mandiri Persero	11,928,416	5,456,029

ITALY — 5.0%
Enel	1,081,441	8,659,784
Eni	161,285	2,462,781
Intesa Sanpaolo	1,702,519	7,291,597
		18,414,162

RUSSIA — 0.0%
Gazprom PJSC * (A)	141,071	15
GMK Norilskiy Nickel PAO (A)	86,600	9
Polyus PJSC * (A)	1,135	—
Rosneft Oil PJSC (A)	98,129	11
		35

SOUTH KOREA — 1.2%
Samsung Electronics	92,751	4,361,999

SPAIN — 4.1%
CaixaBank	1,178,079	7,052,539
Iberdrola	504,435	7,819,694
		14,872,233

SWITZERLAND — 3.1%
Novartis	71,785	8,267,338
Swiss Re	23,492	3,249,975
		11,517,313

TAIWAN — 6.7%
CTBC Financial Holding	4,055,000	4,407,818
Taiwan Semiconductor Manufacturing ADR	117,054	20,328,768
		24,736,586

UNITED KINGDOM — 15.6%
AstraZeneca	65,925	10,247,061
British American Tobacco	387,957	14,175,272
Imperial Brands	311,592	9,082,109

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
National Grid	545,065	$7,530,542
Standard Chartered	777,800	8,366,294
Unilever	117,533	7,628,799
		57,030,077

UNITED STATES — 12.3%
Consumer Staples — 9.7%
Nestle	133,449	13,440,610
Philip Morris International	181,722	22,061,051
		35,501,661
Energy — 1.6%
Exxon Mobil	9,539	1,118,162
Shell	142,156	4,690,567
		5,808,729
Health Care — 1.0%
Sanofi	32,594	3,743,134

TOTAL UNITED STATES		45,053,524
Total Common Stock
(Cost $300,362,309)		335,810,227

PREFERRED STOCK — 1.3%

BRAZIL — 1.3%
Petroleo Brasileiro (B)
Cost (5,103,128)	698,024	4,624,611

Total Investments— 93.0%
(Cost $305,465,437)		$340,434,838

Percentages are based on Net Assets of $366,163,793.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2024, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Australia	$4,974,818	$—	$—	$4,974,818
Brazil	21,557,014	—	—	21,557,014
Canada	15,514,901	—	—	15,514,901
China	17,178,646	—	—	17,178,646
Denmark	15,034,305	—	—	15,034,305
France	12,341,755	—	—	12,341,755
Germany	20,357,086	—	—	20,357,086
India	47,409,744	—	—	47,409,744
Indonesia	5,456,029	—	—	5,456,029
Italy	18,414,162	—	—	18,414,162
Russia	—	—	35	35
South Korea	4,361,999	—	—	4,361,999
Spain	14,872,233	—	—	14,872,233
Switzerland	11,517,313	—	—	11,517,313
Taiwan	24,736,586	—	—	24,736,586
United Kingdom	57,030,077	—	—	57,030,077
United States	45,053,524	—	—	45,053,524
Total Common Stock	335,810,192	—	35	335,810,227
Preferred Stock
Brazil	4,624,611	—	—	4,624,611
Total Investments in Securities	$340,434,803	$—	$35	$340,434,838

† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
AUSTRALIA — 2.1%
Glencore PLC	669,715	$3,842,112

CANADA — 3.8%
Enbridge	174,342	7,080,029

UNITED KINGDOM — 7.1%
AstraZeneca ADR	61,816	4,816,084
British American Tobacco ADR	140,753	5,148,745
HSBC Holdings ADR	68,980	3,117,206
		13,082,035

UNITED STATES — 84.9%
Communication Services — 16.2%
AT&T	499,369	10,986,118
Meta Platforms, Cl A	14,009	8,019,312
T-Mobile US	17,742	3,661,239
Verizon Communications	160,000	7,185,600
		29,852,269
Consumer Staples — 17.3%
Coca-Cola	107,119	7,697,571
Philip Morris International	93,566	11,358,913
Procter & Gamble	44,607	7,725,932
Walmart	63,914	5,161,056
		31,943,472
Energy — 9.8%
Chevron	28,507	4,198,226
Exxon Mobil	47,632	5,583,423
ONEOK	78,450	7,149,148
Schlumberger	29,009	1,216,928
		18,147,725
Financials — 5.3%
American International Group	53,965	3,951,857
CME Group, Cl A	26,248	5,791,621
		9,743,478
Health Care — 17.3%
Cigna Group	20,489	7,098,209
Eli Lilly	9,866	8,740,684
Johnson & Johnson	42,427	6,875,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND SEPTEMBER 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Merck	35,976	$4,085,434
UnitedHealth Group	8,872	5,187,281
		31,987,328
Industrials — 0.9%
Automatic Data Processing	5,712	1,580,682

Information Technology — 1.6%
Oracle	17,565	2,993,076

Utilities — 16.5%
American Electric Power	74,688	7,662,989
CMS Energy	62,632	4,423,698
Duke Energy	64,210	7,403,413
NextEra Energy	45,436	3,840,705
Southern	78,005	7,034,491
		30,365,296

TOTAL UNITED STATES		156,613,326
Total Common Stock
(Cost $153,624,808)		180,617,502

Total Investments— 97.9%
(Cost $153,624,808)		$180,617,502

Percentages are based on Net Assets of $184,581,444.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

[This Page Intentionally Left Blank]

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Assets:
Investments, at Value (Cost $17,633,416,322, $2,772,197,333 and $2,411,936,535)	$22,274,840,257	$3,473,005,977	$3,077,304,174
Foreign Currency, at Value (Cost $63,688,588, $2,311 and $86)	63,631,648	3,926	85
Cash	1,291,273,126	86,069,531	135,537,644
Dividend and Interest Receivable	65,899,933	6,452,942	5,502,795
Receivable for Capital Shares Sold	53,387,082	7,843,650	72,746,467
Receivable for Investment Securities Sold	13,447,101	–	–
Reclaim Receivable(1)	4,519,413	1,720,004	319,309
Unrealized Gain on Foreign Spot Currency Contracts	–	14,766	–
Other Prepaid Expenses	265,602	122,307	129,071
Total Assets	23,767,264,162	3,575,233,103	3,291,539,545
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	509,240,152	9,595,185	–
Payable for Investment Securities Purchased	239,146,155	6,439,743	–
Payable for Capital Shares Redeemed	29,965,719	4,409,073	1,485,591
Payable to Investment Adviser	16,641,197	1,868,833	1,168,224
Payable to Administrator	450,351	70,027	63,069
Unrealized Loss on Foreign Spot Currency Contracts	300,189	–	–
Shareholder Servicing Fees Payable, Investor Shares	130,520	38,640	63,508
Audit Fees Payable	26,132	26,131	26,132
Payable to Trustees	21,646	3,247	2,450
Transfer Agent Fees Payable	12,987	9,849	9,871
Chief Compliance Officer Fees Payable	10,397	1,453	1,327
Other Accrued Expenses and Other Payables	1,288,212	105,106	66,307
Total Liabilities	797,233,657	22,567,287	2,886,479
Commitments and Contingencies†
Net Assets	$22,970,030,505	$3,552,665,816	$3,288,653,066
Net Assets Consist of:
Paid-in Capital	$19,174,404,846	$2,705,868,745	$2,468,975,362
Total Distributable Earnings	3,795,625,659	846,797,071	819,677,704
Net Assets	$22,970,030,505	$3,552,665,816	$3,288,653,066

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investor Shares:
Net Assets	$671,358,418	$245,394,043	$596,859,120
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	37,329,240	12,069,721	25,396,721
Net Asset Value, Offering and Redemption Price Per Share	$17.98	$20.33	$23.50
Institutional Shares:
Net Assets	$21,803,807,030	$3,246,429,067	$2,638,405,222
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,203,740,707	158,946,319	111,704,034
Net Asset Value, Offering and Redemption Price Per Share	$18.11	$20.42	$23.62
R6 Shares:
Net Assets	$494,865,057	$60,842,706	$53,388,724
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	27,316,547	2,980,077	2,259,615
Net Asset Value, Offering and Redemption Price Per Share	$18.12	$20.42	$23.63

† See Note 5 in the Notes to Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners US Quality Dividend Income Fund
Assets:
Investments, at Value (Cost $114,163,542, $305,465,437 and $153,624,808)	$133,194,097	$340,434,838	$180,617,502
Foreign Currency, at Value (Cost $14,188, $69,481 and $–)	14,256	69,516	–
Cash	2,070,128	28,032,449	2,495,316
Dividend and Interest Receivable	467,548	1,222,441	345,225
Reclaim Receivable(1)	235,843	332,739	55,947
Receivable for Capital Shares Sold	123,739	985,474	1,141,766
Receivable for Investment Securities Sold	13,678	–	–
Unrealized Gain on Foreign Spot Currency Contracts	–	11	–
Other Prepaid Expenses	29,483	32,366	26,203
Total Assets	136,148,772	371,109,834	184,681,959
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	835,991	1,789,508	–
Payable to Investment Adviser	56,927	148,552	57,120
Audit Fees Payable	26,132	26,132	26,132
Payable for Investment Securities Purchased	13,727	2,949,638	–
Transfer Agent Fees Payable	6,484	7,071	6,955
Payable to Administrator	5,328	5,342	5,342
Shareholder Servicing Fees Payable, Investor Shares	171	1,096	265
Payable to Trustees	126	198	167
Chief Compliance Officer Fees Payable	61	92	81
Payable for Capital Shares Redeemed	–	13,278	1,440
Other Accrued Expenses and Other Payables	–	5,134	3,013
Total Liabilities	944,947	4,946,041	100,515
Commitments and Contingencies†
Net Assets	$135,203,825	$366,163,793	$184,581,444
Net Assets Consist of:
Paid-in Capital	$117,253,809	$342,548,493	$156,339,885
Total Distributable Earnings	17,950,016	23,615,300	28,241,559
Net Assets	$135,203,825	$366,163,793	$184,581,444

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners US Quality Dividend Income Fund
Investor Shares:
Net Assets	$15,891,544	$19,973,253	$8,199,083
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,330,880	1,868,672	618,214
Net Asset Value, Offering and Redemption Price Per Share	$11.94	$10.69	$13.26
Institutional Shares:
Net Assets	$119,312,281	$346,190,540	$176,382,361
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,994,966	32,389,144	13,295,473
Net Asset Value, Offering and Redemption Price Per Share	$11.94	$10.69	$13.27

† See Note 5 in the Notes to Financial Statements.

(1) See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD ENDED SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investment Income:
Dividends	$411,809,446	$33,820,008	$20,526,227
Interest	25,371,791	3,205,357	2,503,792
Less: Foreign Taxes Withheld	(30,299,641)	(808,509)	(24,135)
Total Investment Income	406,881,596	36,216,856	23,005,884
Expenses:
Investment Advisory Fees	98,476,360	9,828,144	6,249,130
Administration Fees	2,682,833	372,310	341,980
Shareholder Servicing Fees, Investor Shares	690,731	169,565	423,978
Trustees' Fees	31,738	4,183	4,117
Chief Compliance Officer Fees	10,718	1,453	1,375
Custodian Fees	3,454,481	106,721	10,236
Registration and Filing Fees	547,729	81,220	117,861
Transfer Agent Fees	535,734	73,285	97,699
Printing Fees	295,558	39,639	38,965
Legal Fees	73,665	9,955	9,297
Audit Fees	13,463	13,463	13,463
Other Expenses	123,535	20,850	14,855
Total Expenses	106,936,545	10,720,788	7,322,956
Advisory Waiver Recapture - Note 5	–	–	8,252
Less:
Waiver of Investment Advisory Fees	–	–	(15,008)
Fees Paid Indirectly	(545,166)	(51,710)	(88,641)
Net Expenses	106,391,379	10,669,078	7,227,559
Net Investment Income	300,490,217	25,547,778	15,778,325
Net Realized Gain (Loss) on:
Investments	902,886,617	216,288,617	195,641,946
Foreign Capital Gains Tax	(23,159,710)	(175,059)	–
Foreign Currency Transactions	(9,899,397)	(568,917)	–
Net Realized Gain	869,827,510	215,544,641	195,641,946
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(202,129,297)	(118,249,058)	(73,686,568)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(222,769,184)	(1,198,332)	–
Foreign Currency Translation	435,473	77,132	2
Net Change in Unrealized Appreciation (Depreciation)	(424,463,008)	(119,370,258)	(73,686,566)
Net Realized and Unrealized Gain	445,364,502	96,174,383	121,955,380
Net Increase in Net Assets Resulting from Operations	$745,854,719	$121,722,161	$137,733,705

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD ENDED SEPTEMBER 30, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners US Quality Dividend Income Fund
Investment Income:
Dividends	$3,215,091	$6,099,946	$2,345,580
Interest	100,384	276,496	145,681
Less: Foreign Taxes Withheld	(187,980)	(496,554)	(4,140)
Total Investment Income	3,127,495	5,879,888	2,487,121
Expenses:
Investment Advisory Fees	378,719	623,361	374,838
Administration Fees	32,500	32,589	32,589
Shareholder Servicing Fees, Investor Shares	8,956	9,914	3,577
Trustees' Fees	185	278	244
Chief Compliance Officer Fees	62	95	82
Transfer Agent Fees	19,062	20,741	20,481
Registration and Filing Fees	14,564	20,458	14,052
Audit Fees	13,463	13,463	13,463
Custodian Fees	11,227	18,362	1,405
Printing Fees	1,687	2,663	2,197
Legal Fees	428	645	564
Other Expenses	5,000	3,514	3,048
Total Expenses	485,853	746,083	466,540
Less:
Waiver of Investment Advisory Fees	(45,630)	(28,389)	(53,355)
Fees Paid Indirectly	(1,172)	(1,706)	(697)
Net Expenses	439,051	715,988	412,488
Net Investment Income	2,688,444	5,163,900	2,074,633
Net Realized Gain (Loss) on:
Investments	6,267,422	5,641,956	13,802,928
Foreign Capital Gains Tax	(1,903)	(122,023)	–
Foreign Currency Transactions	(36,631)	(124,659)	131
Net Realized Gain	6,228,888	5,395,274	13,803,059
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,373,224)	7,831,415	(4,131,437)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(334,302)	(911,772)	–
Foreign Currency Translation	8,525	6,842	–
Net Change in Unrealized Appreciation (Depreciation)	(1,699,001)	6,926,485	(4,131,437)
Net Realized and Unrealized Gain	4,529,887	12,321,759	9,671,622
Net Increase in Net Assets Resulting from Operations	$7,218,331	$17,485,659	$11,746,255

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$300,490,217	$444,749,258
Net Realized Gain (Loss)	869,827,510	(3,223,745)
Net Change in Unrealized Appreciation (Depreciation)	(424,463,008)	4,413,385,305
Net Increase in Net Assets Resulting From Operations	745,854,719	4,854,910,818
Distributions:
Investor Shares	–	(11,854,772)
Institutional Shares	–	(420,512,133)
R6 Shares	–	(7,717,592)
Total Distributions	–	(440,084,497)
Capital Share Transactions (1):
Investor Shares
Issued	171,915,948	296,333,713
Reinvestment of Distributions	–	11,783,124
Redeemed	(138,884,686)	(111,205,782)
Net Investor Shares Transactions	33,031,262	196,911,055
Institutional Shares
Issued	3,716,033,888	6,620,771,903
Reinvestment of Distributions	–	352,024,434
Redeemed	(1,667,425,527)	(3,096,553,686)
Net Institutional Shares Transactions	2,048,608,361	3,876,242,651
R6 Shares
Issued	172,614,474	142,947,044
Reinvestment of Distributions	–	7,393,054
Redeemed	(30,440,290)	(77,202,755)
Net R6 Shares Transactions	142,174,184	73,137,343
Net Increase in Net Assets From Capital Share Transactions	2,223,813,807	4,146,291,049
Total Increase in Net Assets	2,969,668,526	8,561,117,370
Net Assets:
Beginning of Year or Period	20,000,361,979	11,439,244,609
End of Year or Period	$22,970,030,505	$20,000,361,979

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$25,547,778	$21,870,595
Net Realized Gain	215,544,641	32,591,346
Net Change in Unrealized Appreciation (Depreciation)	(119,370,258)	706,039,825
Net Increase in Net Assets Resulting From Operations	121,722,161	760,501,766
Distributions:
Investor Shares	–	(364,348)
Institutional Shares	–	(27,401,446)
R6 Shares	–	(771,838)
Total Distributions	–	(28,537,632)
Capital Share Transactions (1):
Investor Shares
Issued	186,009,650	55,361,300
Reinvestment of Distributions	–	364,080
Redeemed	(28,285,045)	(9,676,916)
Net Investor Shares Transactions	157,724,605	46,048,464
Institutional Shares
Issued	893,262,126	716,721,187
Reinvestment of Distributions	–	23,331,601
Redeemed	(153,482,304)	(354,824,644)
Net Institutional Shares Transactions	739,779,822	385,228,144
R6 Shares
Issued	200,916	280,380
Reinvestment of Distributions	–	771,838
Redeemed	(6,790,206)	(4,008,186)
Net R6 Shares Transactions	(6,589,290)	(2,955,968)
Net Increase in Net Assets From Capital Share Transactions	890,915,137	428,320,640
Total Increase in Net Assets	1,012,637,298	1,160,284,774
Net Assets:
Beginning of Year or Period	2,540,028,518	1,379,743,744
End of Year or Period	$3,552,665,816	$2,540,028,518

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$15,778,325	$6,054,441
Net Realized Gain	195,641,946	40,214,184
Net Change in Unrealized Appreciation (Depreciation)	(73,686,566)	637,596,532
Net Increase in Net Assets Resulting From Operations	137,733,705	683,865,157
Distributions:
Investor Shares	–	(532,104)
Institutional Shares	–	(10,006,202)
R6 Shares	–	(207,198)
Total Distributions	–	(10,745,504)
Capital Share Transactions (1):
Investor Shares
Issued	383,628,007	187,757,711
Reinvestment of Distributions	–	532,024
Redeemed	(94,645,811)	(35,923,865)
Net Investor Shares Transactions	288,982,196	152,365,870
Institutional Shares
Issued	744,264,926	573,749,050
Reinvestment of Distributions	–	9,249,210
Redeemed	(244,160,318)	(437,659,928)
Net Institutional Shares Transactions	500,104,608	145,338,332
R6 Shares
Issued	13,934,558	27,739,672
Reinvestment of Distributions	–	207,198
Redeemed	(4,580,166)	(4,925,728)
Net R6 Shares Transactions	9,354,392	23,021,142
Net Increase in Net Assets From Capital Share Transactions	798,441,196	320,725,344
Total Increase in Net Assets	936,174,901	993,844,997
Net Assets:
Beginning of Year or Period	2,352,478,165	1,358,633,168
End of Year or Period	$3,288,653,066	$2,352,478,165

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$2,688,444	$3,962,701
Net Realized Gain	6,228,888	328,949
Net Change in Unrealized Appreciation (Depreciation)	(1,699,001)	17,196,047
Net Increase in Net Assets Resulting From Operations	7,218,331	21,487,697
Distributions:
Investor Shares	(289,446)	(363,690)
Institutional Shares	(2,336,547)	(3,537,489)
Total Distributions	(2,625,993)	(3,901,179)
Capital Share Transactions (1):
Investor Shares
Issued	8,973,489	1,852,918
Reinvestment of Distributions	289,446	363,645
Redeemed	(3,499,613)	(3,045,905)
Net Investor Shares Transactions	5,763,322	(829,342)
Institutional Shares
Issued	12,457,031	10,416,142
Reinvestment of Distributions	2,314,762	3,502,005
Redeemed	(4,093,991)	(6,896,999)
Net Institutional Shares Transactions	10,677,802	7,021,148
Net Increase in Net Assets From Capital Share Transactions	16,441,124	6,191,806
Total Increase in Net Assets	21,033,462	23,778,324
Net Assets:
Beginning of Year or Period	114,170,363	90,392,039
End of Year or Period	$135,203,825	$114,170,363

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$5,163,900	$5,515,649
Net Realized Gain (Loss)	5,395,274	(3,299,873)
Net Change in Unrealized Appreciation	6,926,485	22,674,565
Net Increase in Net Assets Resulting From Operations	17,485,659	24,890,341
Distributions:
Investor Shares	(314,049)	(326,156)
Institutional Shares	(4,558,898)	(4,968,525)
Total Distributions	(4,872,947)	(5,294,681)
Capital Share Transactions (1):
Investor Shares
Issued	12,261,886	4,184,119
Reinvestment of Distributions	314,049	326,156
Redeemed	(3,455,249)	(1,334,187)
Net Investor Shares Transactions	9,120,686	3,176,088
Institutional Shares
Issued	189,664,182	60,041,834
Reinvestment of Distributions	4,513,679	4,950,570
Redeemed	(10,943,555)	(23,620,807)
Net Institutional Shares Transactions	183,234,306	41,371,597
Net Increase in Net Assets From Capital Share Transactions	192,354,992	44,547,685
Total Increase in Net Assets	204,967,704	64,143,345
Net Assets:
Beginning of Year or Period	161,196,089	97,052,744
End of Year or Period	$366,163,793	$161,196,089

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income	$2,074,633	$3,735,470
Net Realized Gain (Loss)	13,803,059	(3,385,979)
Net Change in Unrealized Appreciation (Depreciation)	(4,131,437)	21,606,684
Net Increase in Net Assets Resulting From Operations	11,746,255	21,956,175
Distributions:
Investor Shares	(82,319)	(118,070)
Institutional Shares	(1,991,578)	(3,626,935)
Total Distributions	(2,073,897)	(3,745,005)
Capital Share Transactions (1):
Investor Shares
Issued	3,778,106	1,532,082
Reinvestment of Distributions	82,319	118,070
Redeemed	(1,136,034)	(1,252,589)
Net Investor Shares Transactions	2,724,391	397,563
Institutional Shares
Issued	26,702,736	15,115,603
Reinvestment of Distributions	1,774,265	3,344,526
Redeemed	(10,765,490)	(46,493,729)
Net Institutional Shares Transactions	17,711,511	(28,033,600)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	20,435,902	(27,636,037)
Total Increase (Decrease) in Net Assets	30,108,260	(9,424,867)
Net Assets:
Beginning of Year or Period	154,473,184	163,898,051
End of Year or Period	$184,581,444	$154,473,184

(1) See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.38		$12.96		$15.44		$17.65		$14.84		$13.11
Income from Investment Operations:
Net Investment Income*	0.23		0.41		0.69		0.36		0.13		0.07
Net Realized and Unrealized Gain (Loss)	0.37		4.41		(2.48)		(1.94)		2.71		1.80
Total from Investment Operations	0.60		4.82		(1.79)		(1.58)		2.84		1.87
Dividends and Distributions:
Net Investment Income	—		(0.40)		(0.69)		(0.38)		(0.03)		(0.14)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	—		(0.40)		(0.69)		(0.63)		(0.03)		(0.14)
Net Asset Value, End of Year/Period	$17.98		$17.38		$12.96		$15.44		$17.65		$14.84
Total Return†	3.45%		37.50%		(11.47)%		(9.19)%		19.12%		14.39%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$671,359		$616,353		$294,808		$204,004		$173,963		$88,121
Ratio of Expenses to Average Net Assets	1.18	%††	1.20	%(2)	1.23	%(2)	1.16	%††(2)	1.16	%(2)	1.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	1.18	%††	1.20%		1.22%		1.15	%††	1.16%		1.22%
Ratio of Net Investment Income to Average Net Assets	2.56	%††	2.72%		5.14%		3.14	%††	0.72%		0.53%
Portfolio Turnover Rate	51	%‡	49%		88%		75	%‡	101%		93%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.48		$13.03		$15.52		$17.74		$14.90		$13.15
Income from Investment Operations:
Net Investment Income*	0.25		0.46		0.74		0.37		0.16		0.09
Net Realized and Unrealized Gain (Loss)	0.38		4.42		(2.51)		(1.93)		2.72		1.82
Total from Investment Operations	0.63		4.88		(1.77)		(1.56)		2.88		1.91
Dividends and Distributions:
Net Investment Income	—		(0.43)		(0.72)		(0.41)		(0.04)		(0.16)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	—		(0.43)		(0.72)		(0.66)		(0.04)		(0.16)
Net Asset Value, End of Year/Period	$18.11		$17.48		$13.03		$15.52		$17.74		$14.90
Total Return†	3.60%		37.78%		(11.32)%		(9.07)%		19.35%		14.62%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21,803,807		$19,043,298		$10,954,713		$8,809,402		$8,429,150		$4,276,901
Ratio of Expenses to Average Net Assets	0.97	%††	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.97	%††	0.98%		0.97%		0.97	%††	0.98%		1.03%
Ratio of Net Investment Income to Average Net Assets	2.76	%††	3.02%		5.46%		3.25	%††	0.90%		0.67%
Portfolio Turnover Rate	51	%‡	49%		88%		75	%‡	101%		93%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021		Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$17.49		$13.03		$15.52		$17.74		$14.90		$13.14
Income from Investment Operations:
Net Investment Income*	0.24		0.45		0.65		0.37		0.21		0.08
Net Realized and Unrealized Gain (Loss)	0.39		4.44		(2.42)		(1.93)		2.67		1.84
Total from Investment Operations	0.63		4.89		(1.77)		(1.56)		2.88		1.92
Dividends and Distributions:
Net Investment Income	—		(0.43)		(0.72)		(0.41)		(0.04)		(0.16)
Capital Gains	—		—		—		(0.25)		—		—
Total Dividends and Distributions	—		(0.43)		(0.72)		(0.66)		(0.04)		(0.16)
Net Asset Value, End of Year/Period	$18.12		$17.49		$13.03		$15.52		$17.74		$14.90
Total Return†	3.60%		37.86%		(11.32)%		(9.07)%		19.35%		14.71%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$494,865		$340,711		$189,724		$66,084		$65,354		$23,214
Ratio of Expenses to Average Net Assets	0.97	%††	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)	0.98%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.97	%††	0.98%		0.97%		0.97	%††	0.98%		1.03%
Ratio of Net Investment Income to Average Net Assets	2.70	%††	3.01%		4.85%		3.25	%††	1.17%		0.65%
Portfolio Turnover Rate	51	%‡	49%		88%		75	%‡	101%		93%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.53		$13.55		$15.28		$14.62		$12.48	$10.48
Income from Investment Operations:
Net Investment Income*	0.15		0.15		0.43		0.27		0.08	0.04
Net Realized and Unrealized Gain (Loss)	0.65		6.03		(1.75)		0.62		2.06	1.96
Total from Investment Operations	0.80		6.18		(1.32)		0.89		2.14	2.00
Dividends and Distributions:
Net Investment Income	—		(0.20)		(0.39)		(0.23)		—	—
Capital Gains	—		—		(0.02)		—		—	—
Total Dividends and Distributions	—		(0.20)		(0.41)		(0.23)		—	—
Net Asset Value, End of Year/Period	$20.33		$19.53		$13.55		$15.28		$14.62	$12.48
Total Return†	4.09%		45.88%		(8.73)%		6.11%		17.15%	19.08%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$245,394		$81,323		$23,322		$4,087		$2,017	$1,252
Ratio of Expenses to Average Net Assets	0.89	%††	0.88	%(2)	1.00	%(2)	0.90	%††(2)	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.89	%††	0.88%		0.97%		0.88	%††	0.91%	1.35%
Ratio of Net Investment Income to Average Net Assets	1.47	%††	0.92%		3.05%		2.75	%††	0.62%	0.33%
Portfolio Turnover Rate	84	%‡	97%		139%		95	%‡	124%	123%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.61		$13.60		$15.31		$14.65		$12.50	$10.48
Income from Investment Operations:
Net Investment Income*	0.17		0.19		0.50		0.28		0.12	0.05
Net Realized and Unrealized Gain (Loss)	0.64		6.05		(1.79)		0.63		2.04	1.97
Total from Investment Operations	0.81		6.24		(1.29)		0.91		2.16	2.02
Dividends and Distributions:
Net Investment Income	—		(0.23)		(0.40)		(0.25)		(0.01)	— ^
Capital Gains	—		—		(0.02)		—		—	—
Total Dividends and Distributions	—		(0.23)		(0.42)		(0.25)		(0.01)	—
Net Asset Value, End of Year/Period	$20.42		$19.61		$13.60		$15.31		$14.65	$12.50
Total Return†	4.13%		46.19%		(8.52)%		6.22%		17.33%	19.32%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,246,429		$2,393,659		$1,308,554		$834,826		$610,670	$201,026
Ratio of Expenses to Average Net Assets	0.69	%††	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.69	%††	0.71%		0.72%		0.73	%††	0.76%	1.14%
Ratio of Net Investment Income to Average Net Assets	1.70	%††	1.16%		3.57%		2.81	%††	0.86%	0.48%
Portfolio Turnover Rate	84	%‡	97%		139%		95	%‡	124%	123%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$19.60		$13.60		$15.30		$14.64		$12.50	$10.48
Income from Investment Operations:
Net Investment Income*	0.17		0.20		0.51		0.28		0.19	0.05
Net Realized and Unrealized Gain (Loss)	0.65		6.03		(1.79)		0.63		1.96	1.97
Total from Investment Operations	0.82		6.23		(1.28)		0.91		2.15	2.02
Dividends and Distributions:
Net Investment Income	—		(0.23)		(0.40)		(0.25)		(0.01)	— ^
Capital Gains	—		—		(0.02)		—		—	—
Total Dividends and Distributions	—		(0.23)		(0.42)		(0.25)		(0.01)	—
Net Asset Value, End of Year/Period	$20.42		$19.60		$13.60		$15.30		$14.64	$12.50
Total Return†	4.18%		46.12%		(8.46)%		6.23%		17.25%	19.32%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$60,843		$65,047		$47,868		$51,423		$52,514	$313
Ratio of Expenses to Average Net Assets	0.69	%††	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.69	%††	0.70%		0.72%		0.73	%††	0.76%	1.29%
Ratio of Net Investment Income to Average Net Assets	1.73	%††	1.24%		3.63%		2.76	%††	1.32%	0.50%
Portfolio Turnover Rate	84	%‡	97%		139%		95	%‡	124%	123%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.46		$15.18	$17.74	$16.42		$13.37	$10.71
Income from Investment Operations:
Net Investment Income*	0.12		0.04	0.28	0.20		0.09	0.05
Net Realized and Unrealized Gain (Loss)	0.92		7.32	(2.15)	1.37		3.05	2.68
Total from Investment Operations	1.04		7.36	(1.87)	1.57		3.14	2.73
Dividends and Distributions:
Net Investment Income	—		(0.08)	(0.26)	(0.14)		(0.01)	(0.07)
Capital Gains	—		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	—		(0.08)	(0.69)	(0.25)		(0.09)	(0.07)
Net Asset Value, End of Year/Period	$23.50		$22.46	$15.18	$17.74		$16.42	$13.37
Total Return†	4.63%		48.60%	(10.59)%	9.66%		23.57%	25.62%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$596,859		$286,110	$82,943	$25,786		$2,186	$1,233
Ratio of Expenses to Average Net Assets	0.69	%††	0.67%	0.74%	0.59	%††	0.59%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.69	%††	0.68%	0.76%	0.61	%††	0.63%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.01	%††	0.21%	1.78%	1.75	%††	0.61%	0.47%
Portfolio Turnover Rate	120	%‡	148%	211%	125	%‡	143%	163%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.55		$15.24	$17.78	$16.45		$13.39	$10.72
Income from Investment Operations:
Net Investment Income*	0.13		0.07	0.33	0.16		0.12	0.06
Net Realized and Unrealized Gain (Loss)	0.94		7.36	(2.17)	1.42		3.04	2.68
Total from Investment Operations	1.07		7.43	(1.84)	1.58		3.16	2.74
Dividends and Distributions:
Net Investment Income	—		(0.12)	(0.27)	(0.14)		(0.02)	(0.07)
Capital Gains	—		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	—		(0.12)	(0.70)	(0.25)		(0.10)	(0.07)
Net Asset Value, End of Year/Period	$23.62		$22.55	$15.24	$17.78		$16.45	$13.39
Total Return†	4.75%		48.90%	(10.40)%	9.72%		23.69%	25.72%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$2,638,405		$2,024,632	$1,267,680	$884,331		$672,120	$165,974
Ratio of Expenses to Average Net Assets	0.49	%††	0.49%	0.49%	0.49	%††	0.49%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.49	%††	0.50%	0.51%	0.51	%††	0.53%	0.86%
Ratio of Net Investment Income to Average Net Assets	1.15	%††	0.39%	2.03%	1.45	%††	0.80%	0.54%
Portfolio Turnover Rate	120	%‡	148%	211%	125	%‡	143%	163%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021	Year Ended July 31, 2020
Net Asset Value, Beginning of Year/Period	$22.56		$15.25	$17.79	$16.46		$13.39	$10.73
Income from Investment Operations:
Net Investment Income*	0.13		0.08	0.33	0.16		0.13	0.07
Net Realized and Unrealized Gain (Loss)	0.94		7.35	(2.17)	1.42		3.04	2.66
Total from Investment Operations	1.07		7.43	(1.84)	1.58		3.17	2.73
Dividends and Distributions:
Net Investment Income	—		(0.12)	(0.27)	(0.14)		(0.02)	(0.07)
Capital Gains	—		—	(0.43)	(0.11)		(0.08)	—
Total Dividends and Distributions	—		(0.12)	(0.70)	(0.25)		(0.10)	(0.07)
Net Asset Value, End of Year/Period	$23.63		$22.56	$15.25	$17.79		$16.46	$13.39
Total Return†	4.74%		48.87%	(10.39)%	9.72%		23.77%	25.60%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$53,389		$41,736	$8,010	$9,670		$9,904	$337
Ratio of Expenses to Average Net Assets	0.49	%††	0.49%	0.49%	0.49	%††	0.49%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.49	%††	0.50%	0.51%	0.51	%††	0.53%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.17	%††	0.41%	1.99%	1.39	%††	0.84%	0.60%
Portfolio Turnover Rate	120	%‡	148%	211%	125	%‡	143%	163%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.49		$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.24		0.41	0.40	0.30
Net Realized and Unrealized Gain (Loss)	0.44		1.81	(0.59)	0.27
Total from Investment Operations	0.68		2.22	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.23)		(0.39)	(0.51)	(0.20)
Return of Capital	—		—	— ^	(0.01)
Total Dividends and Distributions	(0.23)		(0.39)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$11.94		$11.49	$9.66	$10.36
Total Return†	5.99%		23.51%	(1.50)%	5.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$15,892		$9,778	$9,124	$1,060
Ratio of Expenses to Average Net Assets	0.82	%††	0.84%	0.86%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.89	%††	0.93%	1.03%	1.83	%††
Ratio of Net Investment Income to Average Net Assets	3.96	%††	3.97%	4.19%	3.92	%††
Portfolio Turnover Rate	55	%‡	67%	84%	109	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.48		$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.25		0.41	0.53	0.32
Net Realized and Unrealized Gain (Loss)	0.45		1.82	(0.72)	0.25
Total from Investment Operations	0.70		2.23	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.24)		(0.41)	(0.51)	(0.20)
Return of Capital	—		—	— ^	(0.01)
Total Dividends and Distributions	(0.24)		(0.41)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$11.94		$11.48	$9.66	$10.36
Total Return†	6.15%		23.58%	(1.46)%	5.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$119,312		$104,392	$81,268	$70,523
Ratio of Expenses to Average Net Assets	0.68	%††	0.70%	0.75%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.75	%††	0.80%	0.92%	1.29	%††
Ratio of Net Investment Income to Average Net Assets	4.28	%††	3.98%	5.45%	4.14	%††
Portfolio Turnover Rate	55	%‡	67%	84%	109	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$9.98		$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.24		0.43	0.49	0.32
Net Realized and Unrealized Gain (Loss)	0.67		1.55	(1.10)	(0.56)
Total from Investment Operations	0.91		1.98	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.20)		(0.42)	(0.51)	(0.22)
Total Dividends and Distributions	(0.20)		(0.42)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$10.69		$9.98	$8.42	$9.54
Total Return†	9.19%		24.13%	(6.24)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$19,973		$10,015	$5,562	$1,025
Ratio of Expenses to Average Net Assets	0.81	%††	0.83%	0.91%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.84	%††	0.96%	1.08%	1.91%††
Ratio of Net Investment Income to Average Net Assets	4.65	%††	4.78%	5.73%	4.33%††
Portfolio Turnover Rate	41	%‡	48%	80%	102%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$9.98		$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.26		0.46	0.53	0.35
Net Realized and Unrealized Gain (Loss)	0.66		1.53	(1.14)	(0.59)
Total from Investment Operations	0.92		1.99	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.21)		(0.43)	(0.51)	(0.22)
Total Dividends and Distributions	(0.21)		(0.43)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$10.69		$9.98	$8.42	$9.54
Total Return†	9.25%		24.29%	(6.21)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$346,191		$151,181	$91,491	$44,629
Ratio of Expenses to Average Net Assets	0.68	%††	0.72%	0.79%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.71	%††	0.85%	0.96%	1.48%††
Ratio of Net Investment Income to Average Net Assets	5.00	%††	5.02%	6.17%	4.67%††
Portfolio Turnover Rate	41	%‡	48%	80%	102%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$12.52		$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.15		0.28	0.37	0.28
Net Realized and Unrealized Gain (Loss)	0.74		1.49	(0.65)	1.57
Total from Investment Operations	0.89		1.77	(0.28)	1.85
Dividends and Distributions:
Net Investment Income	(0.15)		(0.29)	(0.32)	(0.21)
Return of Capital	—		—	—	—	^
Total Dividends and Distributions	(0.15)		(0.29)	(0.32)	(0.21)
Net Asset Value, End of Year/Period	$13.26		$12.52	$11.04	$11.64
Total Return†	7.13%		16.29%	(2.30)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8,199		$5,079	$4,083	$1,232
Ratio of Expenses to Average Net Assets	0.60	%††	0.59%	0.57%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.66	%††	0.68%	0.70%	1.49	%††
Ratio of Net Investment Income to Average Net Assets	2.40	%††	2.51%	3.29%	3.49	%††
Portfolio Turnover Rate	65	%‡	103%	103%	99	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2024 (Unaudited)		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$12.53		$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.16		0.29	0.36	0.34
Net Realized and Unrealized Gain (Loss)	0.73		1.50	(0.63)	1.51
Total from Investment Operations	0.89		1.79	(0.27)	1.85
Dividends and Distributions:
Net Investment Income	(0.15)		(0.30)	(0.33)	(0.21)
Return of Capital	—		—	—	—	^
Total Dividends and Distributions	(0.15)		(0.30)	(0.33)	(0.21)
Net Asset Value, End of Year/Period	$13.27		$12.53	$11.04	$11.64
Total Return†	7.18%		16.49%	(2.27)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$176,382		$149,394	$159,815	$79,132
Ratio of Expenses to Average Net Assets	0.49	%††	0.49%	0.49%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.55	%††	0.58%	0.62%	0.98	%††
Ratio of Net Investment Income to Average Net Assets	2.49	%††	2.59%	3.22%	4.10	%††
Portfolio Turnover Rate	65	%‡	103%	103%	99	%‡

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
^	Amount represents less than $0.005 per share.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 52 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Dividend Income Fund (each a “Fund” and collectively, the “Funds”). The investment objective of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund is to seek long-term capital appreciation. The investment objective of GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund is to seek long-term capital appreciation and dividend income. Each of the Funds is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. GQG Partners LLC serves as the Funds’ investment adviser (the “Adviser”). The GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, and GQG Partners Global Quality Equity Fund commenced operations on December 28, 2016, September 28, 2018, and March 29, 2019, respectively and currently offer Investor Shares, Institutional Shares and R6 Shares. The GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund commenced operations on June 30, 2021 and currently offer Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held. Effective September 23, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund changed their fiscal year end to March 31.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time each Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

The GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and the GQG Partners International Quality Dividend Income Fund use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds’ based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

net unrealized gains as income and/or capital gains are earned. For the period ended September 30, 2024, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund have accrued foreign tax in the amount of $509,240,152, $9,595,185, $835,991 and $1,789,508, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Participation Notes (P-Notes) – To the extent consistent with its Investment Objective and Strategies, each Fund may acquire P-Notes issued by participating banks or broker dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Funds are relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Funds will incur transaction costs as a result of investments in P-Notes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash—Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes—Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund distribute substantially all of their net investment income annually. GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

classes and the average daily net assets of the Funds. For the period ended September 30, 2024, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund were charged $2,682,833, $372,310, $341,980, $32,500, $32,589 and $32,589, respectively.

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) that provides that a Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Funds’ Investor Shares. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended September 30, 2024, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund earned credits of $545,166, $51,710, ,$88,641, $1,172, $1,706 and $697, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GQG Partners LLC provides investment advisory services to the Funds at a fee calculated at an annual rate of the Funds’ respective average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses for the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below (the “Contractual Expense Limit”) until July 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

	Advisory Fee	Contractual Expense Limitation
GQG Partners Emerging Markets Equity Fund	0.90%	0.98%
GQG Partners Global Quality Equity Fund	0.65%	0.75%
GQG Partners US Select Quality Equity Fund	0.45%	0.49%
GQG Partners Global Quality Dividend Income Fund	0.60%	0.68%
GQG Partners International Quality Dividend Income Fund	0.60%	0.68%
GQG Partners US Quality Dividend Income Fund	0.45%	0.49%

The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust.

For the period ended September 30, 2024, the Adviser recaptured previously waived fees of $8,252 for the GQG Partners US Select Quality Equity Fund.

As of September 30, 2024, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement are as follows:

Period	Subject to Repayment until September 30:	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners U.S. Select Quality Equity Fund	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners U.S. Quality Dividend Income Fund
2022	2025	$-	$-	$173,301	$162,132	$171,273	$170,649
2023	2026	-	-	234,815	119,370	99,047	170,497
2024	2027	-	-	117,586	93,712	95,242	114,855
		$-	$-	$525,702	$375,214	$365,562	$456,001

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 2024, were as follows:

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	12,776,623,679	3,324,950,914	3,823,556,664
Sales
U.S. Government	$—	$—	$—
Other	10,796,863,963	2,443,461,132	3,160,519,596

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

	GQG Partners Global Quality Dividend Income Fund	GQG Partners International Quality Dividend Income Fund	GQG Partners US Quality Dividend Income Fund
Purchases
U.S. Government	$—	$—	$—
Other	82,053,560	251,055,724	123,933,600
Sales
U.S. Government	$—	$—	$—
Other	67,833,374	84,169,100	104,905,751

7. Share Transactions:

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners Emerging Markets Equity Fund
Investor Shares
Issued	9,592,329	19,281,566
Reinvestment of Distributions	–	746,240
Redeemed	(7,731,488)	(7,308,361)
Total Investor Shares Transactions	1,860,841	12,719,445
Institutional Shares
Issued	207,137,767	429,763,268
Reinvestment of Distributions	4	22,181,754
Redeemed	(92,617,357)	(203,330,856)
Total Institutional Shares Transactions	114,520,414	248,614,166
R6 Shares
Issued	9,526,162	9,481,733
Reinvestment of Distributions	–	465,558
Redeemed	(1,694,534)	(5,018,788)
Total R6 Shares Transactions	7,831,628	4,928,503
Net Increase in Shares Outstanding From Share Transactions	124,212,883	266,262,114

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners Global Quality Equity Fund
Investor Shares
Issued	9,332,649	3,010,363
Reinvestment of Distributions	–	22,092
Redeemed	(1,426,047)	(589,888)
Total Investor Shares Transactions	7,906,602	2,442,567
Institutional Shares
Issued	44,536,303	45,379,490
Reinvestment of Distributions	–	1,410,617
Redeemed	(7,683,335)	(20,883,602)
Total Institutional Shares Transactions	36,852,968	25,906,505
R6 Shares
Issued	9,977	16,027
Reinvestment of Distributions	–	46,693
Redeemed	(349,188)	(263,627)
Total R6 Shares Transactions	(339,211)	(200,907)
Net Increase in Shares Outstanding From Share Transactions	44,420,359	28,148,165

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners US Select Quality Equity Fund
Investor Shares
Issued	16,841,057	9,242,868
Reinvestment of Distributions	–	28,977
Redeemed	(4,183,355)	(1,996,491)
Total Investor Shares Transactions	12,657,702	7,275,354
Institutional Shares
Issued	32,732,298	30,879,932
Reinvestment of Distributions	–	501,856
Redeemed	(10,816,127)	(24,754,714)
Total Institutional Shares Transactions	21,916,171	6,627,074
R6 Shares
Issued	610,609	1,586,950
Reinvestment of Distributions	–	11,243
Redeemed	(201,292)	(273,209)
Total R6 Shares Transactions	409,317	1,324,984
Net Increase in Shares Outstanding From Share Transactions	34,983,190	15,227,412

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners Global Quality Dividend Income Fund
Investor Shares
Issued	754,504	176,513
Reinvestment of Distributions	24,581	35,576
Redeemed	(299,473)	(305,699)
Total Investor Shares Transactions	479,612	(93,610)
Institutional Shares
Issued	1,053,835	1,001,191
Reinvestment of Distributions	196,613	339,938
Redeemed	(347,366)	(666,348)
Total Institutional Shares Transactions	903,082	674,781
Net Increase in Shares Outstanding From Share Transactions	1,382,694	581,171

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners International Quality Dividend Income Fund
Investor Shares
Issued	1,162,513	449,756
Reinvestment of Distributions	29,789	35,722
Redeemed	(327,018)	(142,983)
Total Investor Shares Transactions	865,284	342,495
Institutional Shares
Issued	17,856,253	6,387,022
Reinvestment of Distributions	427,151	544,042
Redeemed	(1,043,264)	(2,652,554)
Total Institutional Shares Transactions	17,240,140	4,278,510
Net Increase in Shares Outstanding From Share Transactions	18,105,424	4,621,005

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
GQG Partners US Quality Dividend Income Fund
Investor Shares
Issued	294,286	134,980
Reinvestment of Distributions	6,360	10,283
Redeemed	(87,953)	(109,504)
Total Investor Shares Transactions	212,693	35,759
Institutional Shares
Issued	2,079,280	1,322,793
Reinvestment of Distributions	137,390	292,284
Redeemed	(846,219)	(4,160,401)
Total Institutional Shares Transactions	1,370,451	(2,545,324)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	1,583,144	(2,509,565)

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily related to investments in foreign currency, PFIC adjustments, REIT adjustments and capital gains tax.

The tax character of dividends and distributions paid during the fiscal year ended March 31, 2024 and March 31, 2023 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
GQG Partners Emerging Markets Equity Fund
2024	$440,084,497	$—	$—	$440,084,497
2023	541,557,016	—	—	541,557,016
GQG Partners Global Quality Equity Fund
2024	$28,537,632	$—	$—	$28,537,632
2023	38,235,676	1,449,272	—	39,684,948
GQG Partners US Select Quality Equity Fund
2024	$10,745,504	$—	$—	$10,745,504
2023	24,081,829	37,108,044	—	61,189,873
GQG Partners Global Quality Dividend Income Fund
2024	$3,901,179	$—	$—	$3,901,179
2023	4,186,503	—	3,232	4,189,735
GQG Partners International Quality Dividend Income Fund
2024	$5,294,681	$—	$—	$5,294,681
2023	4,628,825	—	—	4,628,825
GQG Partners US Quality Dividend Income Fund
2024	$3,745,005	$—	$—	$3,745,005
2023	4,148,055	—	—	4,148,055

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

As of March 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

GQG Partners Emerging Markets Equity Fund

Undistributed Ordinary Income	$54,725,744
Capital Loss Carryforwards	(1,519,209,292)
Unrealized Appreciation	4,514,254,491
Other Temporary Differences	(3)
Total Distributable Earnings	$3,049,770,940

GQG Partners Global Quality Equity Fund

Undistributed Ordinary Income	$365,586
Capital Loss Carryforwards	(81,436,348)
Unrealized Appreciation	806,145,675
Other Temporary Differences	(3)
Total Distributable Earnings	$725,074,910

GQG Partners US Select Quality Equity Fund

Undistributed Ordinary Income	$927,523
Capital Loss Carryforwards	(55,293,013)
Unrealized Appreciation	736,309,494
Other Temporary Differences	(5)
Total Distributable Earnings	$681,943,999

GQG Partners Global Quality Dividend Income Fund

Undistributed Ordinary Income	$24,025
Capital Loss Carryforwards	(6,514,616)
Unrealized Appreciation	19,848,266
Other Temporary Differences	3
Total Distributable Earnings	$13,357,678

GQG Partners International Quality Dividend Income Fund

Undistributed Ordinary Income	$181,137
Capital Loss Carryforwards	(15,170,741)
Unrealized Appreciation	25,992,193
Other Temporary Differences	(1)
Total Distributable Earnings	$11,002,588

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

GQG Partners US Quality Dividend Income Fund

Capital Loss Carryforwards	(12,432,558)
Unrealized Appreciation	31,001,758
Other Temporary Differences	1
Total Distributable Earnings	$18,569,201

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$1,519,209,292	$—	$1,519,209,292
GQG Partners Global Quality Equity Fund	81,436,348	—	81,436,348
GQG Partners US Select Quality Equity Fund	55,293,013	—	55,293,013
GQG Partners Global Quality Dividend Income Fund	6,514,616	—	6,514,616
GQG Partners International Quality Dividend Income Fund	13,727,614	1,443,127	15,170,741
GQG Partners US Quality Dividend Income Fund	12,432,558	—	12,432,558

During the year ended March 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Global Quality Equity Fund	$30,390,723	$—	$30,390,723
GQG Partners US Select Quality Equity Fund	17,252,340	—	17,252,340
GQG Partners Global Quality Dividend Income Fund	354,679	—	354,679

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
GQG Partners Emerging Markets Equity Fund	$17,633,416,332	$5,316,030,957	$(674,607,022)	$4,641,423,935
GQG Partners Global Quality Equity Fund	2,772,197,333	706,831,879	(6,023,235)	700,808,644
GQG Partners US Select Quality Equity Fund	2,411,936,535	666,641,216	(1,273,577)	665,367,639
GQG Partners Global Quality Dividend Income Fund	114,163,542	22,242,338	(3,211,783)	19,030,555
GQG Partners International Quality Dividend Income Fund	305,465,437	38,762,454	(3,793,053)	34,969,401
GQG Partners US Quality Dividend Income Fund	153,624,808	27,538,469	(545,775)	26,992,694

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years and passive foreign investment companies. For GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund, the differences in net unrealized appreciation are attributable to Foreign Capital Gains Tax Payable.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds' investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Commodities Risk (GQG Partners Global Quality Equity Fund , GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) - The

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Gold. The price of gold is affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds (“ETFs”); (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold.

De-Globalization Risk (All Funds) - The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk (All Funds) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. The Funds may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts frequently are under no obligation to distribute shareholder communications received from

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Dividend-Paying Investments Risk (GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - The Fund's investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Emerging Markets Security Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) - The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds) – Equity securities include common and preferred stocks, depositary receipts, and P-Notes. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Depositary receipts are described above and P-Notes are described below. Investments in equity securities in general are subject to market risks that may cause their

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ETF Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – To the extent that it focuses its investments

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in Russia (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Company’s products, operations, clients, vendors and employees, which may cause the Funds' AUM, revenue and earnings to decline. The Funds' exposure to geopolitical risks may be heightened to the extent such risks arise in countries in which the Funds' currently operates or is seeking to expand its presence.

Investing in the United States Risk (All Funds) – A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities in which the Funds invest.

The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as major European Union countries, the U.K., Canada and Mexico, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Investment Style Risk (All Funds) – Each Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

IPO Risk (All Funds) – The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk (All Funds) – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds) – The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Non-Diversification Risk (All Funds) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Participation Notes Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Portfolio Turnover (GQG Partners US Select Quality Equity Fund) - Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

Preferred Stock Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity risk, which is described elsewhere in this section. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

Proprietary Model Risk (GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) - Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Sector and Industry Focus Risk (All Funds) - Because a Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, a Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund and GQG Partners International Quality Dividend Income Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

Connect generally may only be sold or otherwise transferred through Stock Connect. A Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, a Fund may be subject to the risk of price fluctuations of A Shares during the time when Stock Connect is not trading. Because of the way in which A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

U.S. Treasury Securities Risk (GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Dividend Income Fund, GQG Partners International Quality Dividend Income Fund and GQG Partners US Quality Dividend Income Fund) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

10. Concentration of Shareholders:

At September 30, 2024, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, were as follows:

GQG Partners Emerging Markets Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	3	55%
R6 Shares	1	49%

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2024 (Unaudited)

GQG Partners Global Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	3	66%
R6 Shares	1	95%

GQG Partners US Select Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	92%
Institutional Shares	2	58%
R6 Shares	2	82%

GQG Partners Global Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	3	89%
Institutional Shares	5	91%

GQG Partners International Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	2	92%
Institutional Shares	4	85%

GQG Partners US Quality Dividend Income Fund	No. of Shareholders	% Ownership
Investor Shares	3	97%
Institutional Shares	3	82%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On or around December 9, 2024 (the “Effective Date”), the name of the GQG Partners International Quality Dividend Income Fund, the GQG Partners US Quality Dividend Income Fund and the GQG Partners Global Quality Dividend Income Fund will change. In connection with the foregoing changes, the Funds also will make certain changes to their principal investment strategies and benchmark indices on or around the Effective Date. No changes will be made to the Funds’ investment objective to seek long-term capital appreciation and dividend income. More information about these changes will be available in the Funds’ Summary Prospectuses, Prospectus and SAI, each to be dated as of the Effective Date of the statements.

NOTES

NOTES

GQG Partners Funds:

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-362-8333

Investment Adviser:

GQG Partners LLC

450 East Las Olas Boulevard, Suite 750

Fort Lauderdale, FL 33301

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

GQG-SA-001-0900

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: December 3, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: December 3, 2024